Financial instruments (Details 8) (Nonrecurring basis, CHF) In Billions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Assets and liabilities recorded at fair value
Loans	0.4	0.5
Level 3
Assets and liabilities recorded at fair value
Loans	0.4	0.5